Allowance for Credit Losses and Credit Quality	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Allowance for Credit Losses and Credit Quality
ALLOWANCE FOR CREDIT LOSSES AND CREDIT QUALITY
Allowance for Credit Losses Activity
A summary of changes in the allowance for credit losses for the years ended December 31 is as follows:

	2016
(Dollars in thousands)	Legacy Loans	Acquired Loans	Total
Allowance for credit losses
Allowance for loan losses at beginning of period	$93,808	$44,570	$138,378
Provision for (Reversal of) loan losses before benefit attributable to FDIC loss share agreements	44,791	(1,864)	42,927
Adjustment attributable to FDIC loss share arrangements	—	1,497	1,497
Net provision for loan losses	44,791	(367)	44,424
Adjustment attributable to FDIC loss share arrangements	—	(1,497)	(1,497)
Transfer of balance to OREO and other	(9)	(2,772)	(2,781)
Loans charged-off	(38,055)	(1,784)	(39,839)
Recoveries	5,034	1,000	6,034
Allowance for loan losses at end of period	$105,569	$39,150	$144,719

Reserve for unfunded commitments at beginning of period	$14,145	$—	$14,145
Provision for (Reversal of) unfunded lending commitments	(2,904)	—	(2,904)
Reserve for unfunded commitments at end of period	$11,241	$—	$11,241
Allowance for credit losses at end of period	$116,810	$39,150	$155,960

	2015
	Legacy Loans	Acquired Loans	Total
Allowance for credit losses
Allowance for loan losses at beginning of period	$76,174	$53,957	$130,131
Provision for loan losses before benefit attributable to FDIC loss share agreements	27,711	1,837	29,548
Adjustment attributable to FDIC loss share arrangements	—	1,360	1,360
Net provision for loan losses	27,711	3,197	30,908

Adjustment attributable to FDIC loss share arrangements	—	(1,360)	(1,360)
Transfer of balance to OREO and other	—	(10,419)	(10,419)
Loans charged-off	(15,778)	(1,523)	(17,301)
Recoveries	5,701	718	6,419
Allowance for loan losses at end of period	$93,808	$44,570	$138,378

Reserve for unfunded commitments at beginning of period	$11,801	$—	$11,801
Provision for unfunded lending commitments	2,344	—	2,344
Reserve for unfunded commitments at end of period	$14,145	$—	$14,145
Allowance for credit losses at end of period	$107,953	$44,570	$152,523

	2014
	Legacy Loans	Acquired Loans	Total
Allowance for credit losses
Allowance for loan losses at beginning of period	$67,342	$75,732	$143,074
Provision for loan losses before benefit attributable to FDIC loss share agreements	14,274	526	14,800
Adjustment attributable to FDIC loss share arrangements	—	4,260	4,260
Net provision for loan losses	$14,274	$4,786	$19,060

Adjustment attributable to FDIC loss share arrangements	$—	$(4,260)	$(4,260)
Transfer of balance to OREO and other	—	(22,157)	(22,157)
Loans charged-off	(11,312)	(671)	(11,983)
Recoveries	5,870	527	6,397
Allowance for loan losses at end of period	$76,174	$53,957	$130,131

Reserve for unfunded commitments at beginning of period	$11,147	$—	$11,147
Provision for unfunded lending commitments	654	—	654
Reserve for unfunded commitments at end of period	$11,801	$—	$11,801
Allowance for credit losses at end of period	$87,975	$53,957	$141,932

A summary of changes in the allowance for credit losses for legacy loans, by loan portfolio type, for the years ended December 31 is as follows:

	2016
(Dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Energy-related	Residential Mortgage	Consumer	Total
Allowance for loan losses at beginning of period	$24,658	$23,283	$23,863	$3,947	$18,057	$93,808
Provision for (Reversal of) loan losses	4,042	15,476	14,776	64	10,433	44,791
Transfer of balance to OREO and other	—	—	—	(9)	—	(9)
Loans charged off	(4,316)	(3,720)	(16,993)	(313)	(12,713)	(38,055)
Recoveries	1,024	395	840	146	2,629	5,034
Allowance for loan losses at end of period	$25,408	$35,434	$22,486	$3,835	$18,406	$105,569

Reserve for unfunded commitments at beginning of period	$4,160	$3,448	$2,665	$830	$3,042	$14,145
Provision for (Reversal of) unfunded commitments	(954)	87	(1,662)	(173)	(202)	(2,904)
Reserve for unfunded commitments at end of period	$3,206	$3,535	$1,003	$657	$2,840	$11,241
Allowance on loans individually evaluated for impairment	$641	$10,864	$9,769	$144	$1,358	$22,776
Allowance on loans collectively evaluated for impairment	24,767	24,570	12,717	3,691	17,048	82,793
Loans, net of unearned income:
Balance at end of period	$5,623,314	$3,194,796	$559,289	$854,216	$2,463,309	$12,694,924
Balance at end of period individually evaluated for impairment	34,031	41,518	196,327	4,312	16,457	292,645
Balance at end of period collectively evaluated for impairment	5,589,283	3,153,278	$362,962	849,904	2,446,852	12,402,279

	2015
(Dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Energy-related	Residential Mortgage	Consumer	Total
Allowance for loan losses at beginning of period	$26,752	$24,455	$5,949	$2,678	$16,340	$76,174
Provision for (Reversal of) loan losses	(1,466)	(103)	17,917	1,493	9,870	27,711
Loans charged off	(2,525)	(1,276)	(3)	(291)	(11,683)	(15,778)
Recoveries	1,897	207	—	67	3,530	5,701
Allowance for loan losses at end of period	$24,658	$23,283	$23,863	$3,947	$18,057	$93,808

Reserve for unfunded commitments at beginning of period	$3,370	$3,733	$1,596	$168	$2,934	$11,801
Provision for (Reversal of) unfunded commitments	790	(285)	1,069	662	108	2,344
Reserve for unfunded commitments at end of period	$4,160	$3,448	$2,665	$830	$3,042	$14,145
Allowance on loans individually evaluated for impairment	$1,246	$272	$2,122	$1	$352	$3,993
Allowance on loans collectively evaluated for impairment	23,412	23,011	21,741	3,946	17,705	89,815
Loans, net of unearned income:
Balance at end of period	$4,504,062	$2,952,102	$677,177	$694,023	$2,363,156	$11,190,520
Balance at end of period individually evaluated for impairment	28,857	20,086	13,020	70	4,608	66,641
Balance at end of period collectively evaluated for impairment	4,475,205	2,932,016	$664,157	693,953	2,358,548	11,123,879

	2014
(Dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Energy-related	Residential Mortgage	Consumer	Total
Allowance for loan losses at beginning of period	$22,872	$20,839	$6,878	$2,546	$14,207	$67,342
Provision for (Reversal of) loan losses	2,171	4,971	(929)	566	7,495	14,274
Loans charged off	(1,164)	(1,400)	—	(578)	(8,170)	(11,312)
Recoveries	2,873	45	—	144	2,808	5,870
Allowance for loan losses at end of period	$26,752	$24,455	$5,949	$2,678	$16,340	$76,174

Reserve for unfunded commitments at beginning of period	$3,071	$1,814	$3,043	$72	$3,147	$11,147
Provision for (Reversal of) unfunded commitments	299	1,919	(1,447)	96	(213)	654
Reserve for unfunded commitments at end of period	$3,370	$3,733	$1,596	$168	$2,934	$11,801
Allowance on loans individually evaluated for impairment	$20	$407	$—	$—	$3	$430
Allowance on loans collectively evaluated for impairment	26,732	24,048	5,949	2,678	16,337	75,744
Loans, net of unearned income:
Balance at end of period	$3,676,811	$2,452,521	$872,866	$527,694	$2,138,822	$9,668,714
Balance at end of period individually evaluated for impairment	7,036	3,965	—	—	699	11,700
Balance at end of period collectively evaluated for impairment	3,669,775	2,448,556	872,866	527,694	2,138,123	9,657,014
A summary of changes in the allowance for loan losses for acquired loans, by loan portfolio type, for the years ended December 31 is as follows:

	2016
(Dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Energy-related	Residential Mortgage	Consumer	Total
Allowance for loan losses at beginning of period	$25,979	$2,819	$125	$7,841	$7,806	$44,570
Provision for (Reversal of) loan losses	(1,598)	1,645	(86)	759	(1,087)	(367)
Decrease in FDIC loss share receivable	(34)	(50)	—	(1,090)	(323)	(1,497)
Transfer of balance to OREO and other	(868)	(519)	—	(132)	(1,253)	(2,772)
Loans charged off	(22)	(932)	—	—	(830)	(1,784)
Recoveries	117	267	—	34	582	1,000
Allowance for loan losses at end of period	$23,574	$3,230	$39	$7,412	$4,895	$39,150
Allowance on loans individually evaluated for impairment	$737	$780	$—	$—	$—	$1,517
Allowance on loans collectively evaluated for impairment	22,837	2,450	39	7,412	4,895	37,633
Loans, net of unearned income:
Balance at end of period	$1,178,952	$348,326	$1,904	$413,184	$427,681	$2,370,047
Balance at end of period individually evaluated for impairment	8,246	1,879	—	—	10	10,135
Balance at end of period collectively evaluated for impairment	890,038	313,715	1,904	290,232	333,837	1,829,726
Balance at end of period acquired with deteriorated credit quality	280,668	32,732	—	122,952	93,834	530,186

	2015
(Dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Energy-related	Residential Mortgage	Consumer	Total
Allowance for loan losses at beginning of period	$29,949	$3,265	$51	$6,484	$14,208	$53,957
Provision for (Reversal of) loan losses	2,182	(122)	74	2,126	(1,063)	3,197
Increase (Decrease) in FDIC loss share receivable	757	(49)	—	(235)	(1,833)	(1,360)
Transfer of balance to OREO and other	(6,849)	(275)	—	(491)	(2,804)	(10,419)
Loans charged off	(281)	—	—	(71)	(1,171)	(1,523)
Recoveries	221	—	—	28	469	718
Allowance for loan losses at end of period	$25,979	$2,819	$125	$7,841	$7,806	$44,570
Allowance on loans individually evaluated for impairment	$—	$41	$—	$—	$45	$86
Allowance on loans collectively evaluated for impairment	25,979	2,778	125	7,841	7,761	44,484
Loans, net of unearned income:
Balance at end of period	$1,569,449	$492,476	$3,589	$501,296	$570,098	$3,136,908
Balance at end of period individually evaluated for impairment	720	164	—	—	458	1,342
Balance at end of period collectively evaluated for impairment	1,157,652	441,550	2,358	360,716	448,571	2,410,847
Balance at end of period acquired with deteriorated credit quality	411,077	50,762	1,231	140,580	121,069	724,719

	2014
(Dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Energy-related	Residential Mortgage	Consumer	Total
Allowance for loan losses at beginning of period	$42,026	$6,641	$—	$10,889	$16,176	$75,732
Provision for loan losses	665	536	51	1,296	2,238	4,786
Increase (Decrease) in FDIC loss share receivable	227	509	—	(3,854)	(1,142)	(4,260)
Transfer of balance to OREO and other	(13,117)	(4,421)	—	(1,914)	(2,705)	(22,157)
Loans charged off	—	—	—	(35)	(636)	(671)
Recoveries	148	—	—	102	277	527
Allowance for loan losses at end of period	$29,949	$3,265	$51	$6,484	$14,208	$53,957
Allowance on loans individually evaluated for impairment	$—	$—	$—	$—	$—	$—
Allowance on loans collectively evaluated for impairment	29,949	3,265	51	6,484	14,208	53,957
Loans, net of unearned income:
Balance at end of period	$684,968	$119,174	$7,742	$552,603	$407,843	$1,772,330
Balance at end of period individually evaluated for impairment	—	—	—	—	—	—
Balance at end of period collectively evaluated for impairment	169,338	60,584	7,742	402,347	265,168	905,179
Balance at end of period acquired with deteriorated credit quality	515,630	58,590	—	150,256	142,675	867,151

Portfolio Segment Risk Factors
Commercial real estate loans include loans to commercial customers for long-term financing of land and buildings or for land development or construction of a building. These loans are repaid through revenues from operations of the businesses, rents of properties, sales of properties and refinances. Commercial and industrial loans represent loans to commercial customers to finance general working capital needs, equipment purchases and other projects where repayment is derived from cash flows resulting from business operations. The Company originates commercial business loans on a secured and, to a lesser extent, unsecured basis.
Residential mortgage loans consist of loans to consumers to finance a primary residence. The vast majority of the residential mortgage loan portfolio is comprised of non-conforming 1-4 family mortgage loans secured by properties located in the Company's market areas and originated under terms and documentation that permit their sale in a secondary market.
Consumer loans are offered by the Company in order to provide a full range of retail financial services to its customers and include home equity, credit card and other direct consumer installment loans. The Company originates substantially all of its consumer loans in its primary market areas. Loans in the consumer segment are sensitive to unemployment and other key consumer economic measures.
Credit Quality
The Company utilizes an asset risk classification system in accordance with guidelines established by the Federal Reserve Board as part of its efforts to monitor commercial asset quality. “Special mention” loans are defined as loans where known information about possible credit problems of the borrower cause management to have some doubt as to the ability of these borrowers to comply with the present loan repayment terms and which may result in future disclosure of these loans as non-performing. For assets with identified credit issues, the Company has two primary classifications for problem assets: “substandard” and “doubtful.”
Substandard assets have one or more defined weaknesses and are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Doubtful assets have the weaknesses of substandard assets with the additional characteristic that the weaknesses make collection or liquidation in full satisfaction of the loan balance outstanding questionable, which makes probability of loss based on currently existing facts, conditions, and values higher. Loans classified as “Pass” do not meet the criteria set forth for special mention, substandard, or doubtful classification and are not considered criticized. Asset risk classifications are determined at origination or acquisition and reviewed on an ongoing basis. Risk classifications are changed if, in the opinion of management, the risk profile of the customer has changed since the last review of the loan relationship.
The Company’s investment in loans by credit quality indicator is presented in the following tables. The tables below further segregate the Company’s loans between loans that were originated by the Company (legacy loans) and acquired loans. Loan premiums/discounts in the tables below represent the adjustment of acquired loans to fair value at the acquisition date, as adjusted for income accretion and changes in cash flow estimates in subsequent periods. Asset risk classifications for commercial loans reflect the classification as of December 31, 2016 and 2015, respectively. Credit quality information in the tables below includes total loans acquired (including acquired impaired loans) at the gross loan balance, prior to the application of premiums/discounts, at December 31, 2016 and 2015.
Loan delinquency is the primary credit quality indicator that the Company utilizes to monitor consumer asset quality.

	Legacy loans
	December 31, 2016					December 31, 2015
(Dollars in thousands)	Pass	Special Mention	Sub- standard	Doubtful	Total	Pass	Special Mention	Sub- standard	Doubtful	Total
Commercial real estate - Construction	$734,687	$2,203	$3,871	$—	$740,761	$634,889	$160	$1,432	$—	$636,481
Commercial real estate - Other	4,801,494	26,159	54,900	—	4,882,553	3,806,528	21,877	37,001	2,175	3,867,581
Commercial and industrial	3,112,300	29,763	35,199	17,534	3,194,796	2,911,396	14,826	19,888	5,992	2,952,102
Energy-related	242,123	80,084	225,724	11,358	559,289	531,657	67,937	74,272	3,311	677,177
Total	$8,890,604	$138,209	$319,694	$28,892	$9,377,399	$7,884,470	$104,800	$132,593	$11,478	$8,133,341

	Legacy loans
	December 31, 2016			December 31, 2015
(Dollars in thousands)	Current	30+ Days Past Due	Total	Current	30+ Days Past Due	Total
Residential mortgage	$836,509	$17,707	$854,216	$676,347	$17,676	$694,023
Consumer - Home equity	1,768,763	14,658	1,783,421	1,565,596	10,047	1,575,643
Consumer - Indirect automobile	127,054	3,994	131,048	242,328	3,886	246,214
Consumer - Credit card	81,602	922	82,524	76,360	901	77,261
Consumer - Other	462,650	3,666	466,316	460,594	3,444	464,038
Total	$3,276,578	$40,947	$3,317,525	$3,021,225	$35,954	$3,057,179

	Acquired loans
	December 31, 2016							December 31, 2015
(Dollars in thousands)	Pass	Special Mention	Sub-standard	Doubtful	Loss	Premium/(Discount)	Total	Pass	Special Mention	Sub-standard	Doubtful	Loss	Premium/(Discount)	Total
Commercial real estate - Construction	$46,498	$459	$3,118	$2,574	$—	$8,759	$61,408	$104,064	$1,681	$8,803	$771	$—	$10,107	$125,426
Commercial real estate - Other	1,090,063	19,284	49,136	1,457	23	(42,419)	1,117,544	1,395,884	26,080	79,119	6,124	111	(63,295)	1,444,023
Commercial and industrial	323,154	1,416	27,749	494	—	(4,487)	348,326	473,241	8,376	16,510	1,206	43	(6,900)	492,476
Energy-related	1,910	—	—	—	—	(6)	1,904	2,166	55	170	1,198	—	—	3,589
Total	$1,461,625	$21,159	$80,003	$4,525	$23	$(38,153)	$1,529,182	$1,975,355	$36,192	$104,602	$9,299	$154	$(60,088)	$2,065,514

	Acquired loans
	December 31, 2016				December 31, 2015
(Dollars in thousands)	Current	30+ Days Past Due	Premium (Discount)	Total	Current	30+ Days Past Due	Premium (Discount)	Total
Residential mortgage	$424,300	$20,914	$(32,030)	$413,184	$506,103	$24,752	$(29,559)	$501,296
Consumer - Home equity	377,021	12,807	(17,323)	372,505	503,635	16,381	(29,492)	490,524
Consumer - Indirect automobile	12	—	(8)	4	72	12	—	84
Consumer - Other	58,141	1,423	(4,392)	55,172	79,732	1,475	(1,717)	79,490
Total	$859,474	$35,144	$(53,753)	$840,865	$1,089,542	$42,620	$(60,768)	$1,071,394

Legacy Impaired Loans
Information on the Company’s investment in legacy impaired loans, which include all TDRs and all other non-accrual loans evaluated or measured individually for impairment purposes of determining the allowance for loan losses, is presented in the following tables as of and for the periods indicated.

	December 31, 2016
(Dollars in thousands)	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$17,299	$16,507	$—	$21,133	$948
Commercial and industrial	14,202	13,189	—	15,492	805
Energy-related	152,424	143,239	—	114,623	2,903
Consumer - Home equity	—	—	—	—	—
Consumer - Other	—	—	—	—	—
With an allowance recorded:
Commercial real estate	17,688	17,524	(641)	16,771	494
Commercial and industrial	28,829	28,329	(10,864)	29,333	1,107
Energy-related	53,967	53,088	(9,769)	47,469	1,677
Residential mortgage	4,627	4,312	(144)	4,377	161
Consumer - Home equity	13,906	13,257	(993)	10,227	434
Consumer - Indirect automobile	1,037	758	(114)	956	49
Consumer - Other	2,447	2,442	(251)	1,469	102
Total	$306,426	$292,645	$(22,776)	$261,850	$8,680
Total commercial loans	$284,409	$271,876	$(21,274)	$244,821	$7,934
Total mortgage loans	4,627	4,312	(144)	4,377	161
Total consumer loans	17,390	16,457	(1,358)	12,652	585

	December 31, 2015
(Dollars in thousands)	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$17,002	$16,145	$—	$15,864	$315
Commercial and industrial	14,571	14,340	—	18,839	1,148
Energy-related	—	—	—	—	—
Consumer - Home equity	730	730	—	533	22
Consumer - Other	66	66	—	66	5
With an allowance recorded:
Commercial real estate	12,765	12,712	(1,246)	12,985	530
Commercial and industrial	5,748	5,746	(272)	5,975	313
Energy-related	13,046	13,020	(2,122)	13,899	454
Residential mortgage	70	70	(1)	70	5
Consumer - Home equity	3,859	3,683	(337)	2,453	73
Consumer - Other	130	129	(15)	30	3
Total	$67,987	$66,641	$(3,993)	$70,714	$2,868
Total commercial loans	$63,132	$61,963	$(3,640)	$67,562	$2,760
Total mortgage loans	70	70	(1)	70	5
Total consumer loans	4,785	4,608	(352)	3,082	103

	December 31, 2014
(Dollars in thousands)	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$7,615	$6,680	$—	$6,703	$132
Commercial and industrial	3,710	2,483	—	2,602	39
Consumer - Home equity	748	682	—	696	19
With an allowance recorded:
Commercial real estate	356	356	(20)	378	23
Commercial and industrial	1,590	1,482	(407)	1,849	24
Consumer - Other	17	17	(3)	18	2
Total	$14,036	$11,700	$(430)	$12,246	$239
Total commercial loans	$13,271	$11,001	$(427)	$11,532	$218
Total mortgage loans	—	—	—	—	—
Total consumer loans	765	699	(3)	714	21

As of December 31, 2016 and 2015, the Company was not committed to lend a material amount of additional funds to any customer whose loan was classified as impaired or as a troubled debt restructuring.